Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities:
Net loss	$ (51,365)	$ (56,496)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	8,516	9,391
Amortization of deferred contract acquisition costs	985	794
Noncash interest expense	834	425
Noncash bonus	5,884	569
Loss on disposal of equipment	299
Stock-based compensation expense	6,002	5,721
Changes in operating assets and liabilities:
Accounts receivable and unbilled revenue	(683)	6,522
Accounts payable and accrued expenses	5,838	1,515
Deferred contract acquisition costs	(2,399)	(2,499)
Deferred revenue and due to customer	2,286	16,192
Accrued compensation	(1,671)	2,381
Deferred rent and other liabilities	220	(555)
Other assets	(8,993)	(508)
Net cash used in operating activities	(34,247)	(16,548)
Cash flows from investing activities:
Capitalized software development costs		(1,943)
Purchases of property and equipment	(3,315)	(1,175)
Net cash paid in acquisition of MD Insider	(206)
Net cash used in investing activities	(3,521)	(3,118)
Cash flows from financing activities:
Proceeds from sale of preferred stock, net	19,943	49,933
Proceeds from stock option and warrant exercises	6,619	1,002
Proceeds from borrowings on debt	1,660	3,000
Repayment of debt principal		(5,000)
Principal payments under capital leases		(102)
Net cash provided by financing activities	28,222	48,833
Net increase (decrease) in cash and cash equivalents	(9,546)	29,167
Cash and cash equivalents, beginning of period	42,701	13,534
Cash and cash equivalents, end of period	33,155	42,701
Supplemental cash flow information:
Interest paid	2,391	2,609
Issuance of common stock in lieu of bonus payment		569
Fixed assets included in accounts payable	45	$ 93
Other receivable related to stock option exercises	173
Income taxes paid	55
Offering costs included in prepaid assets and accounts payable and accrued expenses	3,042
Common stock issued in connection with joint development agreement	3,869
Common stock issued in connection with acquisition	6,164
Common stock warrants issued in connection with debt	$ 779